Borrowings and financing (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	R$ 17,723,836	R$ 17,258,624	R$ 13,244,709
Addition (lease)	42,182	140,187	28,549
Funding	2,834,551	2,959,633	4,845,860
Borrowing costs	(27,525)	(36,822)	(68,386)
Monetary variation and exchange rate changes	(301,716)	177,269	2,267,179
Inflation adjustment / exchange variation and incorporated interest - Capitalized	13,554	10,198	67,304
Interest paid	(1,505,488)	(845,445)	(626,625)
Amortization	(1,536,724)	(2,896,604)	(3,244,099)
Accrued interest	1,091,592	647,980	559,931
Provision for interest and fees - Capitalized	609,249	290,594	171,026
Expenses with borrowing costs	15,160	18,222	13,176
Borrowings and financing, ending	18,958,671	17,723,836	17,258,624
Total borrowings and financing (Note 17)	18,958,671	17,723,836	17,258,624
Local currency
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	14,427,683	13,710,762	6,885,911
Addition (lease)	42,182	140,187	28,549
Funding	2,553,091	2,816,545	4,752,889
Borrowing costs	(17,627)	(25,749)	(59,453)
Monetary variation and exchange rate changes	190,202	225,791	86,939
Inflation adjustment / exchange variation and incorporated interest - Capitalized	10,250
Interest paid	(1,454,009)	(788,587)	(419,082)
Amortization	(1,232,434)	(2,553,645)	(919,040)
Accrued interest	1,044,453	601,187	406,826
Provision for interest and fees - Capitalized	605,513	284,015	128,869
Expenses with borrowing costs	13,609	17,177	10,983
Borrowings and financing, ending	16,182,913	14,427,683	13,710,762
Total borrowings and financing (Note 17)	16,182,913	14,427,683	13,710,762
Foreignlocal currency translation			2,807,371
Local currency | Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	7,467,968	6,756,504	3,711,228
Addition (lease)
Funding	1,000,000	2,450,000	3,507,640
Borrowing costs	(4,320)	(25,717)	(52,328)
Monetary variation and exchange rate changes	165,879	225,106	86,939
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(712,966)	(387,618)	(161,494)
Amortization	(563,504)	(1,963,282)	(572,871)
Accrued interest	544,116	258,114	201,150
Provision for interest and fees - Capitalized	257,951	139,563	26,073
Expenses with borrowing costs	11,242	15,298	10,167
Borrowings and financing, ending	8,166,366	7,467,968	6,756,504
Total borrowings and financing (Note 17)	8,166,366	7,467,968	6,756,504
Local currency | Brazilian Federal Savings Banks [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,483,113	1,418,832	1,429,250
Addition (lease)
Funding	119,437	156,488	74,485
Borrowing costs
Monetary variation and exchange rate changes	17,247	685
Inflation adjustment / exchange variation and incorporated interest - Capitalized	7,131
Interest paid	(117,041)	(113,030)	(111,601)
Amortization	(100,855)	(93,064)	(84,821)
Accrued interest	80,422	79,966	73,067
Provision for interest and fees - Capitalized	36,731	33,236	38,452
Expenses with borrowing costs
Borrowings and financing, ending	1,526,185	1,483,113	1,418,832
Total borrowings and financing (Note 17)	1,526,185	1,483,113	1,418,832
Local currency | BNDES [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	1,392,844	1,370,902	1,201,411
Addition (lease)
Funding	200,000	207,136	213,514
Borrowing costs
Monetary variation and exchange rate changes	7,020
Inflation adjustment / exchange variation and incorporated interest - Capitalized	3,117
Interest paid	(104,596)	(88,084)	(47,164)
Amortization	(222,353)	(186,179)	(81,213)
Accrued interest	67,311	51,122	47,668
Provision for interest and fees - Capitalized	37,391	37,688	36,427
Expenses with borrowing costs	259	259	259
Borrowings and financing, ending	1,380,993	1,392,844	1,370,902
Total borrowings and financing (Note 17)	1,380,993	1,392,844	1,370,902
Local currency | B I D 2202 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	2,589,442	2,730,195
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(281,971)	(97,829)	(37,613)
Amortization	(181,349)	(181,349)	(90,674)
Accrued interest	98,574	63,964	22,668
Provision for interest and fees - Capitalized	224,899	73,506	27,886
Expenses with borrowing costs	955	955	557
Borrowings and financing, ending	2,450,550	2,589,442	2,730,195
Total borrowings and financing (Note 17)	2,450,550	2,589,442	2,730,195
Foreignlocal currency translation		2,807,371
Local currency | B I D I N V E S T [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	956,942	944,513
Addition (lease)
Funding			950,000
Borrowing costs			(7,125)
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(108,921)	(33,276)
Amortization	(34,800)	(18,340)
Accrued interest	129,733	63,380	1,638
Provision for interest and fees - Capitalized
Expenses with borrowing costs	665	665
Borrowings and financing, ending	943,619	956,942	944,513
Total borrowings and financing (Note 17)	943,619	956,942	944,513
Local currency | I F C [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning
Addition (lease)
Funding	760,000
Borrowing costs	(9,385)
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(24,978)
Amortization
Accrued interest
Provision for interest and fees - Capitalized	48,507
Expenses with borrowing costs	381
Borrowings and financing, ending	774,525
Total borrowings and financing (Note 17)	774,525
Local currency | B I D I N V E S T 2022 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning
Addition (lease)
Funding	470,000
Borrowing costs	(3,922)
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(30,698)
Amortization
Accrued interest	33,840
Provision for interest and fees - Capitalized
Expenses with borrowing costs	107
Borrowings and financing, ending	469,327
Total borrowings and financing (Note 17)	469,327
Local currency | Leases (Concession Agreements, Program Contracts and Contract Assets) [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	397,311	428,743	459,671
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(54,390)	(52,250)	(51,431)
Amortization	(39,467)	(31,432)	(30,928)
Accrued interest	54,390	52,250	51,431
Provision for interest and fees - Capitalized
Expenses with borrowing costs
Borrowings and financing, ending	357,844	397,311	428,743
Total borrowings and financing (Note 17)	357,844	397,311	428,743
Local currency | Leases (Others) [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	125,969	45,876	74,453
Addition (lease)	42,182	140,187	28,549
Funding
Borrowing costs
Monetary variation and exchange rate changes
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(17,659)	(15,782)	(9,108)
Amortization	(84,437)	(76,013)	(56,571)
Accrued interest	35,319	31,701	8,553
Provision for interest and fees - Capitalized
Expenses with borrowing costs
Borrowings and financing, ending	101,374	125,969	45,876
Total borrowings and financing (Note 17)	101,374	125,969	45,876
Local currency | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	14,094	15,197	9,898
Addition (lease)
Funding	3,654	2,921	7,250
Borrowing costs		(32)
Monetary variation and exchange rate changes	56
Inflation adjustment / exchange variation and incorporated interest - Capitalized	2
Interest paid	(789)	(718)	(671)
Amortization	(5,669)	(3,986)	(1,962)
Accrued interest	748	690	651
Provision for interest and fees - Capitalized	34	22	31
Expenses with borrowing costs
Borrowings and financing, ending	12,130	14,094	15,197
Total borrowings and financing (Note 17)	12,130	14,094	15,197
Foreign currency
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	3,296,153	3,547,862	6,358,798
Addition (lease)
Funding	281,460	143,088	92,971
Borrowing costs	(9,898)	(11,073)	(8,933)
Monetary variation and exchange rate changes	(491,918)	(48,522)	2,180,240
Inflation adjustment / exchange variation and incorporated interest - Capitalized	3,304	10,198	67,304
Interest paid	(51,479)	(56,858)	(207,543)
Amortization	(304,290)	(342,959)	(2,325,059)
Accrued interest	47,139	46,793	153,105
Provision for interest and fees - Capitalized	3,736	6,579	42,157
Expenses with borrowing costs	1,551	1,045	2,193
Borrowings and financing, ending	2,775,758	3,296,153	3,547,862
Total borrowings and financing (Note 17)	2,775,758	3,296,153	3,547,862
Foreignlocal currency translation			(2,807,371)
Foreign currency | BID [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	387,837	317,302	2,316,190
Addition (lease)
Funding	226,497	108,728	52,141
Borrowing costs	(6,732)	(7,620)	(6,635)
Monetary variation and exchange rate changes	(20,355)	22,979	845,246
Inflation adjustment / exchange variation and incorporated interest - Capitalized			48,246
Interest paid	(12,581)	(8,488)	(45,010)
Amortization	(56,273)	(53,197)	(121,088)
Accrued interest	13,733	7,936	10,490
Provision for interest and fees - Capitalized			24,695
Expenses with borrowing costs	567	197	398
Borrowings and financing, ending	532,693	387,837	317,302
Total borrowings and financing (Note 17)	532,693	387,837	317,302
Foreignlocal currency translation			(2,807,371)
Foreign currency | BIRD [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	420,881	426,860	357,880
Addition (lease)
Funding	39,417
Borrowing costs	(3,166)	(3,377)	(2,029)
Monetary variation and exchange rate changes	(28,665)	30,814	102,029
Inflation adjustment / exchange variation and incorporated interest - Capitalized	61		1,217
Interest paid	(3,779)	(2,481)	(7,572)
Amortization	(30,895)	(32,965)	(31,216)
Accrued interest	5,525	1,789	5,659
Provision for interest and fees - Capitalized	20		752
Expenses with borrowing costs	363	241	140
Borrowings and financing, ending	399,762	420,881	426,860
Total borrowings and financing (Note 17)	399,762	420,881	426,860
Foreign currency | JICA [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	2,401,887	2,684,321	2,106,908
Addition (lease)
Funding	15,546	34,360	40,830
Borrowing costs		(76)	(117)
Monetary variation and exchange rate changes	(437,296)	(108,851)	715,956
Inflation adjustment / exchange variation and incorporated interest - Capitalized	3,243	10,198	17,841
Interest paid	(33,167)	(43,184)	(43,758)
Amortization	(177,007)	(216,190)	(200,597)
Accrued interest	26,597	35,315	40,172
Provision for interest and fees - Capitalized	3,102	5,802	6,897
Expenses with borrowing costs	204	192	189
Borrowings and financing, ending	1,803,109	2,401,887	2,684,321
Total borrowings and financing (Note 17)	1,803,109	2,401,887	2,684,321
Foreign currency | B I D 1983 A B 1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	85,548	119,379	163,864
Addition (lease)
Funding
Borrowing costs			(152)
Monetary variation and exchange rate changes	(5,602)		59,078
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid	(1,952)		(7,033)
Amortization	(40,115)		(103,482)
Accrued interest	1,284		5,843
Provision for interest and fees - Capitalized	614		618
Expenses with borrowing costs	417		643
Borrowings and financing, ending	40,194	85,548	119,379
Total borrowings and financing (Note 17)	40,194	85,548	119,379
Foreign currency | BID 1983AB [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning	R$ 85,548	119,379
Addition (lease)
Funding
Borrowing costs
Monetary variation and exchange rate changes		6,536
Inflation adjustment / exchange variation and incorporated interest - Capitalized
Interest paid		(2,705)
Amortization		(40,607)
Accrued interest		1,753
Provision for interest and fees - Capitalized		777
Expenses with borrowing costs		415
Borrowings and financing, ending		85,548	119,379
Total borrowings and financing (Note 17)		85,548	119,379
Foreign currency | Euro Bonds [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, beginning			1,413,956
Monetary variation and exchange rate changes			457,931
Interest paid			(104,170)
Amortization			(1,868,676)
Accrued interest			90,941
Provision for interest and fees - Capitalized			9,195
Expenses with borrowing costs			823
Borrowings and financing, ending
Total borrowings and financing (Note 17)